Newbuildings (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Carrying Value Of New Buildings [Roll Forward]
Opening balance	$ 135.5	$ 135.5
Disposals	(7.6)	0.0
Impairment	(124.4)	0.0
Total newbuildings	$ 3.5	$ 135.5